Loans and Borrowings	9 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings

11. LOANS AND BORROWINGS

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(EUR in thousands)	Year of maturity	June 30, 2025	September 30, 2024
Non-current liabilities
EUR Term Loan	2029	375,000	375,000
USD Term Loan	2029	140,639	152,883
Vendor Loan	2029	217,408	208,305
Senior Notes	2029	428,500	428,500
		1,161,547	1,164,688
Senior Note embedded derivative		28,638	28,638
Less: amortization under the effective interest method		(24,097)	(23,361)
		1,166,088	1,169,965

Current liabilities
EUR Term Loan - interest payable	N/A	2,305	3,591
USD Term Loan - current portion	2029	7,257	7,890
USD Term Loan - interest payable	N/A	673	—
Vendor Loan - interest payable	N/A	1,588	3,816
Senior Notes - interest payable	N/A	3,749	9,373
		15,572	24,670

On January 13, 2025, €10.0 million of the €225.0 million Revolving Credit Facility ("RCF") was separated to a new Ancillary Facility to be used for guarantees. As a result, €215.0 million of the RCF is available and remains undrawn as of June 30, 2025.